Taxation (Tables)	6 Months Ended
Jun. 30, 2023
Major components of tax expense (income) [abstract]
Schedule of Tax on Profit Before Tax Differs from Theoretical Amount that Arise Using Basic Corporation Tax Rate
The Santander UK group’s effective tax rate for H123 was 27.5% (H122: 23.6%). The tax on profit before tax differs from the theoretical amount that would arise using the basic corporation tax rate as follows:
For the Half Year to

	30 June 2023	30 June 2022
	£m	£m
Profit before tax	1,122	982
Tax calculated at a tax rate of 23.5% (H122:19%)	264	187
Bank surcharge on profits	44	70
Non-deductible preference dividends paid	5	5
Non-deductible UK Bank Levy	8	8
Non-deductible conduct remediation, fines and penalties	3	(1)
Other non-deductible costs and non-taxable income	3	8
Effect of change in tax rate on deferred tax provision	—	(23)
Tax relief on dividends in respect of other equity instruments	(19)	(22)
Tax charge	308	232